Other Payables	12 Months Ended
Dec. 31, 2017
Disclosure of Other Payables [Abstract]
Other Payables
Note 8 - Other Payables

	December 31
	2017	2016
	€ in thousands
Employees and payroll accruals	241	249
Government authorities	227	169
SWAP and forward related balances	121	479
Accrued expenses	1,414	973
Current tax	184	1,249
	2,187	3,119